16. FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is a market-based measurement and is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The transaction to sell the asset or transfer the liability is a hypothetical transaction at the measurement date, considered from the perspective of a market participant that holds the asset or owes the liability. In general, the transaction price will equal the exit price and, therefore, represent the fair value of the asset or liability at initial recognition. In determining whether a transaction price represents the fair value of the asset or liability at initial recognition, each reporting entity is required to consider factors specific to the transaction and the asset or liability, the principal or most advantageous market for the asset or liability, and market participants with whom the entity would transact in the market.

Outlined below is the application of the fair value hierarchy applied to the Company’s financial assets that are carried at fair value.

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market for the asset or liability is a market in which the transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. As of December 31, 2016, the types of financial assets and liabilities the Company carried at fair value hierarchy Level 1 included marketable equity securities with readily available market values.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. As of December 31, 2016, the types of financial assets and liabilities the Company carried at fair value hierarchy Level 2 included agency bonds, collateralized mortgage obligations, mortgage backed securities, municipal bonds and derivatives.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs are supported by little or no market activity or by the entity’s own assumptions. As of December 31, 2016, the Company valued certain financial assets including one corporate subordinated debenture, measured on both a recurring and a non-recurring basis, at fair value hierarchy Level 3.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair Value on a Recurring Basis

The Company measures certain assets at fair value on a recurring basis, as described below.

Investment Securities Available-for-Sale

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include U.S. agency securities, mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Derivative Assets and Liabilities

Derivative instruments held or issued by the Company for risk management purposes are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company measures fair value using models that use primarily market observable inputs, such as yield curves and option volatilities, and include the value associated with counterparty credit risk. The Company classifies derivative instruments held or issued for risk management purposes as Level 2. As of December 31, 2016 and 2015, the Company’s derivative instruments consist solely of interest rate caps.

Below is a table that presents information about assets measured at fair value on a recurring basis at December 31, 2016 and 2015:

	Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
(in thousands)	Total	Identical Assets	Inputs	Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Securities available-for-sale:
U.S. Agency obligations	$16,943	$—	$16,943	$—
Collateralized mortgage obligations	42,497	—	42,497	—
Mortgage-backed securities	73,873	—	73,873	—
Municipal bonds	60,677	—	60,677
Other	3,451	1,951	—	1,500
	197,441	1,951	193,990	1,500
Interest rate caps	2,985	—	2,985	—
Total assets at fair value	$200,426	$1,951	$196,975	$1,500

December 31, 2015
Securities available-for-sale:
U.S. Agency obligations	$19,901	$—	$19,901	$—
Collateralized mortgage obligations	60,941	—	60,941	—
Mortgage-backed securities	31,310	—	31,310	—
Municipal bonds	54,434	—	54,434
Other	2,310	1,810	—	500
	168,896	1,810	166,586	500
Interest rate caps	3,910	—	3,910	—
Total assets at fair value	$172,806	$1,810	$170,496	$500

The table below summarizes the Company’s activity in investment securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016.

Level 3
Investment
(in thousands)	Securities
Balance at December 31, 2015	$500
Purchases	1,000
Balance at December 31, 2016	$1,500

There are no liabilities measured at fair value on a recurring basis as of December 31, 2016 or 2015.

Fair Value on a Nonrecurring Basis

The Company measures certain assets at fair value on a nonrecurring basis, as described below.

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures the impairment. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. Impaired loans require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When current appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as nonrecurring Level 3. Impaired loans totaled $3.2 million and $3.9 million at December 31, 2016 and 2015, respectively.

Other Real Estate Owned

Other real estate owned, which includes foreclosed assets, is adjusted to fair value upon transfer of loans and premises to other real estate. Subsequently, other real estate owned is carried at the lower of carrying value or fair value.

At the date of transfer, losses are charged to the allowance for credit losses. Subsequent write-downs are charged to expense in the period they are incurred.

Below is a table that presents information about assets measured at fair value on a nonrecurring basis at December 31, 2016 and 2015:

	Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Impaired loans	$2,712	$—	$—	$2,712
Other real estate owned	4,740	—	—	4,740
Total	$7,452	$—	$—	$7,452

December 31, 2015
Impaired loans	$3,382	$—	$—	$3,382
Other real estate owned	5,453	—	—	5,453
Total	$8,835	$—	$—	$8,835

For Level 3 assets and liabilities measured at fair value on a recurring or nonrecurring basis as of December 31, 2016 and 2015, the significant unobservable inputs used in the fair value measurements were as follows:

December 31, 2016 and 2015
	Valuation	Significant	Significant
	Technique	Observable Inputs	unobservable Inputs
Impaired loans	Appraisal value	Appraisals and/or sales of	Appraisals discounted 5% to 10% for
		comparable properties	sales commissions and other holding costs

Other real estate owned	Appraisal value/	Appraisals and/or sales of	Appraisals discounted 5% to 10% for
	Comparison sale/	comparable properties	sales commissions and other holding costs

The Company provides certain disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.

In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Accordingly, certain financial instruments and all nonfinancial instruments are excluded from disclosure. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Due from Banks

The carrying amounts for cash and due from banks approximate fair value because of the short maturities of those instruments.

Federal Home Loan Bank Stock

The carrying value of Federal Home Loan Bank stock approximates fair value based on the redemption provisions of such Federal Home Loan Bank stock.

Bank-owned life insurance

The carrying value of bank-owned life insurance approximates fair value because this investment is carried at cash surrender value, as determined by the insurer.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposits

The fair value of demand deposits is the amount payable on demand at the reporting date. The fair value of time deposits is estimated by discounting expected cash flows using the rates currently offered for instruments of similar remaining maturities.

Accrued Interest

The carrying amount is a reasonable estimate of fair value.

Short-Term Borrowings and Long-Term Debt

The fair values are based on discounting expected cash flows using the current interest rates for debt with the same or similar remaining maturities and collateral requirements.

Financial Instruments with Off-Balance Sheet Risk

With regard to financial instruments with off-balance sheet risk, it is not practicable to estimate the fair value of future financing commitments.

The following table presents the estimated fair values and carrying amounts of the Company’s financial instruments, none of which are held for trading purposes, at December 31, 2016 and 2015:

	December 31, 2016
	Carrying	Fair Value
(in thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial assets:
Cash and due from banks	$43,005	$43,005	$43,005	$—	$—

Investment securities available-for-sale	197,441	197,441	1,951	193,990	1,500
Loans, net	1,183,371	1,184,621	—	1,181,909	2,712
Accrued interest receivable	4,368	4,368	4,368	—	—
Federal Home Loan Bank stock	8,400	8,400	—	—	8,400
Bank-owned life insurance	34,190	34,190	—	34,190	—
Interest rate caps	2,985	2,985	—	2,985	—
Financial liabilities:
Non-maturing deposits	953,248	953,248	—	953,248	—
Time deposits	219,007	219,038	—	219,038	—
Accrued interest payable	294	294	294	—	—
Repurchase agreements and
federal funds purchased	20,174	20,174	—	20,174	—
FHLB Advances and other borrowings	150,000	149,997	—	149,997	—
Subordinated debt	18,558	14,197	—	14,197	—

	December 31, 2015
	Carrying	Fair Value
(in thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial assets:
Cash and due from banks	$55,530	$55,530	$55,530	$—
Investment securities available-for-sale	168,896	168,896	1,810	166,586	500
Loans, net	1,008,515	1,013,415	—	1,010,033	3,382
Accrued interest receivable	3,795	3,795	3,795	—	—
Federal Home Loan Bank stock	8,061	8,061	—	—	8,061
Bank-owned life insurance	28,274	28,274	—	28,274	—
Interest rate caps	3,910	3,910	—	3,910	—
Financial liabilities:
Non-maturing deposits	663,066	663,066	—	663,066	—
Time deposits	319,781	320,246	—	320,246	—
Accrued interest payable	356	356	356	—	—
Repurchase agreements and
federal funds purchased	30,580	30,580	—	30,580	—
FHLB Advances and other borrowings	169,800	169,800	—	169,800	—
Subordinated debt	18,558	15,591	—	15,591	—